Dec. 18, 2019
Clough China Fund
FINANCIAL INVESTORS TRUST

Clough China Fund
(the “Fund”)

SUPPLEMENT DATED DECEMBER 18, 2019 TO THE
SUMMARY PROSPECTUS AND PROSPECTUS FOR THE FUND, DATED FEBRUARY 28, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 18, 2019, the following changes are being made with respect to the Fund:

Summary Section and Summary Prospectus

With respect to the summary section and summary prospectus for the Fund the “Average Annual Total Returns” table is hereby deleted and replaced with the following table:

Average Annual Returns
(for periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Investor Class Shares
Return Before Taxes	-23.56%	-0.40%	7.63%
Return After Taxes on Distributions	-25.01%	-1.01%	7.27%
Return After Taxes on Distributions and Sale of Fund Shares	-12.93%	-0.25%	6.26%
Class A Shares
Return Before Taxes	-27.79%	-1.53%	7.02%
Class C Shares
Return Before Taxes	-24.81%	-1.16%	6.80%
Class I Shares
Return Before Taxes	-23.37%	-0.09%	7.98%
Morningstar China Index (reflects no deduction for fees, expenses or taxes)*	-15.41%	4.43%	8.78%
Morgan Stanley Capital International (MSCI) China Index (reflects no deduction for fees, expenses or taxes)	-18.88%	4.65%	8.26%

*

The Morningstar China Index is replacing the Morgan Stanley Capital International (MSCI) China Index as the Fund’s primary index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE